RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 3,353	$ 2,000
OneLNG
Related Party Transaction [Line Items]
Amount due from (to) related party	719
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 719